UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2015

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments:

Putnam Small Cap Growth Fund

The fund's portfolio
3/31/15 (Unaudited)

COMMON STOCKS (100.3%)(a)
	Shares	Value

Aerospace and defense (1.0%)

Astronics Corp.(NON)(S)	5,369	$395,695

Engility Holdings, Inc.	19,300	579,772

Sparton Corp.(NON)	11,054	270,823

Triumph Group, Inc.	7,400	441,928

		1,688,218
Airlines (1.7%)

Hawaiian Holdings, Inc.(NON)(S)	38,911	857,015

JetBlue Airways Corp.(NON)(S)	65,800	1,266,650

Spirit Airlines, Inc.(NON)	9,077	702,197

		2,825,862
Auto components (2.9%)

American Axle & Manufacturing Holdings, Inc.(NON)	18,700	483,021

Cooper Tire & Rubber Co.	30,700	1,315,188

Cooper-Standard Holding, Inc.(NON)	8,500	503,200

Dana Holding Corp.	21,400	452,824

Tenneco, Inc.(NON)	11,060	635,065

Tower International, Inc.(NON)	24,600	654,360

Visteon Corp.(NON)	7,700	742,280

		4,785,938
Banks (1.3%)

Customers Bancorp, Inc.(S)	23,900	582,204

FCB Financial Holdings, Inc. Class A(NON)	19,600	536,452

First NBC Bank Holding Co.(NON)	13,200	435,336

PacWest Bancorp	12,596	590,626

		2,144,618
Biotechnology (10.6%)

ACADIA Pharmaceuticals, Inc.(NON)(S)	21,300	694,167

Alkermes PLC(NON)	8,224	501,417

AMAG Pharmaceuticals, Inc.(NON)(S)	35,125	1,919,933

Applied Genetic Technologies Corp.(NON)	18,700	373,813

ARIAD Pharmaceuticals, Inc.(NON)(S)	122,400	1,008,576

Biospecifics Technologies Corp.(NON)	11,176	437,540

Conatus Pharmaceuticals, Inc.(NON)(S)	8,704	61,972

Dyax Corp.(NON)	40,000	670,200

Dynavax Technologies Corp.(NON)(S)	34,760	779,667

Emergent BioSolutions, Inc.(NON)	16,100	463,036

Enanta Pharmaceuticals, Inc.(NON)(S)	8,200	251,084

Hyperion Therapeutics, Inc.(NON)	11,500	527,850

Inovio Pharmaceuticals, Inc.(NON)	14,700	119,952

Insys Therapeutics, Inc.(NON)	13,545	787,371

Isis Pharmaceuticals, Inc.(NON)(S)	16,781	1,068,446

Ligand Pharmaceuticals, Inc.(NON)	4,600	354,706

Merrimack Pharmaceuticals, Inc.(NON)(S)	59,900	711,612

MiMedx Group, Inc.(NON)(S)	53,100	552,240

OncoMed Pharmaceuticals, Inc.(NON)(S)	11,700	301,626

Prothena Corp. PLC (Ireland)(NON)(S)	25,700	980,198

PTC Therapeutics, Inc.(NON)(S)	7,200	438,120

Puma Biotechnology, Inc.(NON)	2,500	590,275

Receptos, Inc.(NON)	7,604	1,253,824

Repligen Corp.(NON)	28,774	873,579

Retrophin, Inc.(NON)	14,876	356,429

TESARO, Inc.(NON)	11,500	660,100

Threshold Pharmaceuticals, Inc.(NON)	67,900	275,674

Trevena, Inc.(NON)	33,100	215,812

		17,229,219
Building products (1.4%)

CaesarStone Sdot-Yam, Ltd. (Israel)(S)	4,844	294,079

Continental Building Products, Inc.(NON)	34,400	777,096

PGT, Inc.(NON)	59,200	661,560

Trex Co., Inc.(NON)(S)	10,870	592,741

		2,325,476
Capital markets (0.4%)

KCG Holdings, Inc. Class A(NON)	50,600	620,356

		620,356
Chemicals (2.1%)

Innophos Holdings, Inc.	9,061	510,678

Innospec, Inc.	20,633	957,165

LSB Industries, Inc.(NON)(S)	23,730	980,761

PolyOne Corp.	16,900	631,215

Zep, Inc.	23,040	392,371

		3,472,190
Commercial services and supplies (1.0%)

G&K Services, Inc. Class A	8,000	580,240

KAR Auction Services, Inc.	12,725	482,659

MSA Safety, Inc.	10,342	515,859

Performant Financial Corp.(NON)	17,483	59,442

		1,638,200
Communications equipment (1.8%)

ARRIS Group, Inc.(NON)	7,722	223,127

CalAmp Corp.(NON)(S)	44,970	728,064

EchoStar Corp. Class A(NON)	17,804	920,823

Plantronics, Inc.	6,041	319,871

ShoreTel, Inc.(NON)	63,400	432,388

Ubiquiti Networks, Inc.(S)	7,486	221,211

		2,845,484
Consumer finance (1.1%)

Credit Acceptance Corp.(NON)(S)	3,704	722,280

Encore Capital Group, Inc.(NON)	15,973	664,317

PRA Group, Inc.(NON)	7,482	406,422

		1,793,019
Distributors (0.6%)

Core-Mark Holding Co., Inc.	15,492	996,445

		996,445
Diversified consumer services (0.7%)

Bright Horizons Family Solutions, Inc.(NON)	9,865	505,779

Grand Canyon Education, Inc.(NON)	14,285	618,541

		1,124,320
Diversified financial services (0.2%)

Gain Capital Holdings, Inc.	35,900	350,743

		350,743
Diversified telecommunication services (0.8%)

IDT Corp. Class B	25,600	454,400

Inteliquent, Inc.	36,557	575,407

magicJack VocalTec, Ltd. (Israel)(NON)(S)	47,900	327,636

		1,357,443
Electrical equipment (1.4%)

AZZ, Inc.	11,886	553,769

EnerSys	15,666	1,006,384

Generac Holdings, Inc.(NON)(S)	16,184	787,999

		2,348,152
Electronic equipment, instruments, and components (1.0%)

MTS Systems Corp.	6,691	506,174

Plexus Corp.(NON)	15,100	615,627

SYNNEX Corp.(S)	6,900	533,025

		1,654,826
Energy equipment and services (0.4%)

Matrix Service Co.(NON)	14,413	253,092

U.S. Silica Holdings, Inc.(S)	11,900	423,759

		676,851
Food and staples retail (0.2%)

Andersons, Inc. (The)	8,900	368,193

		368,193
Food products (1.2%)

Cal-Maine Foods, Inc.(S)	12,400	484,344

Farmer Bros Co.(NON)(S)	13,100	324,225

John B. Sanfilippo & Son, Inc.	3,766	162,315

Pinnacle Foods, Inc.	13,600	555,016

Sanderson Farms, Inc.(S)	5,100	406,215

		1,932,115
Health-care equipment and supplies (7.1%)

Accuray, Inc.(NON)(S)	58,060	539,958

Alere, Inc.(NON)	25,585	1,251,107

AtriCure, Inc.(NON)	16,714	342,470

Conmed Corp.	10,443	527,267

DexCom, Inc.(NON)	11,879	740,537

GenMark Diagnostics, Inc.(NON)	56,303	730,813

Globus Medical, Inc. Class A(NON)	25,704	648,769

Greatbatch, Inc.(NON)	16,027	927,162

Hill-Rom Holdings, Inc.	14,540	712,460

ICU Medical, Inc.(NON)	11,695	1,089,272

Insulet Corp.(NON)	18,637	621,544

OraSure Technologies, Inc.(NON)	48,700	318,498

Sientra, Inc.(NON)	6,153	118,076

Spectranetics Corp. (The)(NON)(S)	25,700	893,332

STAAR Surgical Co.(NON)	56,700	421,281

Steris Corp.	7,207	506,436

Trinity Biotech PLC ADR (Ireland)	15,935	306,749

West Pharmaceutical Services, Inc.	14,000	842,940

		11,538,671
Health-care providers and services (4.3%)

AmSurg Corp.(NON)	11,102	682,995

Centene Corp.(NON)	11,810	834,849

Chemed Corp.	10,956	1,308,146

HealthEquity, Inc.(NON)	29,600	739,704

HealthSouth Corp.	14,910	661,408

Landauer, Inc.	13,600	477,904

Providence Service Corp. (The)(NON)	9,968	529,500

RadNet, Inc.(NON)	74,500	625,800

Select Medical Holdings Corp.	43,700	648,071

Surgical Care Affiliates, Inc.(NON)	14,400	494,352

		7,002,729
Health-care technology (0.5%)

Computer Programs & Systems, Inc.(S)	4,983	270,378

Veeva Systems, Inc. Class A(NON)(S)	19,200	490,176

		760,554
Hotels, restaurants, and leisure (2.8%)

Bloomin' Brands, Inc.	15,300	372,249

Jack in the Box, Inc.	4,100	393,272

Krispy Kreme Doughnuts, Inc.(NON)	22,800	455,772

Marcus Corp.	26,829	571,189

Papa John's International, Inc.	15,992	988,466

Popeyes Louisiana Kitchen, Inc.(NON)	10,072	602,507

SeaWorld Entertainment, Inc.	29,600	570,688

Sonic Corp.(S)	19,100	605,470

		4,559,613
Insurance (2.8%)

Amtrust Financial Services, Inc.	13,600	774,996

Employers Holdings, Inc.	28,100	758,419

Federated National Holding Co.	28,600	875,160

HCI Group, Inc.	14,300	655,941

Heritage Insurance Holdings, Inc.(NON)	31,800	699,918

United Insurance Holdings Corp.	34,800	783,000

		4,547,434
Internet and catalog retail (0.4%)

Ctrip.com International, Ltd. ADR (China)(NON)	6,185	362,565

Shutterfly, Inc.(NON)	5,529	250,132

		612,697
Internet software and services (2.5%)

AOL, Inc.(NON)	16,300	645,643

Constant Contact, Inc.(NON)	14,800	565,508

Cornerstone OnDemand, Inc.(NON)	14,800	427,572

GrubHub, Inc.(NON)	12,700	576,453

IntraLinks Holdings, Inc.(NON)	45,825	473,831

LivePerson, Inc.(NON)	20,738	212,253

Monster Worldwide, Inc.(NON)	111,300	705,642

NIC, Inc.	21,741	384,163

		3,991,065
IT Services (1.8%)

CACI International, Inc. Class A(NON)	11,000	989,120

MAXIMUS, Inc.	10,035	669,937

NeuStar, Inc. Class A(NON)(S)	14,600	359,452

VeriFone Systems, Inc.(NON)	23,600	823,404

		2,841,913
Leisure products (0.2%)

Brunswick Corp.	5,700	293,265

		293,265
Life sciences tools and services (0.6%)

Cambrex Corp.(NON)	22,700	899,601

		899,601
Machinery (3.6%)

Altra Industrial Motion Corp.	22,221	614,188

Greenbrier Cos., Inc. (The)(S)	15,029	871,682

Kadant, Inc.	11,879	624,954

L.B. Foster Co. Class A	9,962	472,996

Meritor, Inc.(NON)	40,500	510,705

Middleby Corp. (The)(NON)	4,700	482,455

Standex International Corp.	12,596	1,034,509

Trinity Industries, Inc.	14,500	514,895

Wabash National Corp.(NON)(S)	55,200	778,320

		5,904,704
Marine (0.3%)

Matson, Inc.	10,853	457,562

		457,562
Media (2.4%)

Carmike Cinemas, Inc.(NON)	25,231	847,762

Entravision Communications Corp. Class A	96,191	608,889

Eros International PLC(NON)(S)	11,026	192,624

Lions Gate Entertainment Corp.	30,400	1,031,168

Live Nation Entertainment, Inc.(NON)	19,400	489,462

National CineMedia, Inc.	49,900	753,490

		3,923,395
Metals and mining (0.8%)

Constellium NV Class A (Netherlands)(NON)	33,300	676,656

Kaiser Aluminum Corp.	8,400	645,876

		1,322,532
Multiline retail (0.9%)

Big Lots, Inc.	13,400	643,602

Dillards, Inc. Class A	6,500	887,315

		1,530,917
Oil, gas, and consumable fuels (3.3%)

Callon Petroleum Co.(NON)	91,460	683,206

Delek US Holdings, Inc.	16,000	636,000

EP Energy Corp. Class A(NON)(S)	31,700	332,216

Green Plains, Inc.	17,700	504,776

Gulfport Energy Corp.(NON)	4,710	216,236

Northern Oil and Gas, Inc.(NON)	100,100	771,771

REX American Resources Corp.(NON)(S)	8,200	498,642

Rosetta Resources, Inc.(NON)	9,434	160,567

SM Energy Co.	7,800	403,104

Triangle Petroleum Corp.(NON)(S)	110,500	555,815

Vaalco Energy, Inc.(NON)	40,242	98,593

W&T Offshore, Inc.(S)	25,286	129,211

Whiting Petroleum Corp.(NON)	12,690	392,121

		5,382,258
Paper and forest products (1.2%)

Boise Cascade Co.(NON)	17,500	655,550

Domtar Corp. (Canada)	9,500	439,090

KapStone Paper and Packaging Corp.	24,600	807,864

		1,902,504
Personal products (1.1%)

Coty, Inc. Class A(NON)(S)	35,000	849,450

Nu Skin Enterprises, Inc. Class A	11,100	668,331

Nutraceutical International Corp.(NON)	17,500	344,750

		1,862,531
Pharmaceuticals (6.1%)

Akorn, Inc.(NON)	7,500	356,325

BioDelivery Sciences International, Inc.(NON)	46,600	489,300

Cardiome Pharma Corp. (Canada)(NON)	117,700	1,089,902

Horizon Pharma PLC(NON)(S)	28,300	734,951

Impax Laboratories, Inc.(NON)	16,100	754,607

Jazz Pharmaceuticals PLC(NON)(S)	18,466	3,190,740

Nektar Therapeutics(NON)(S)	42,600	468,600

Pacira Pharmaceuticals, Inc.(NON)	5,800	515,330

POZEN, Inc.(NON)	43,000	331,960

Prestige Brands Holdings, Inc.(NON)	24,240	1,039,654

Sucampo Pharmaceuticals, Inc. Class A(NON)(S)	41,400	644,184

XenoPort, Inc.(NON)	55,700	396,584

		10,012,137
Professional services (2.4%)

Corporate Executive Board Co. (The)	7,373	588,808

Kforce, Inc.	24,780	552,842

Korn/Ferry International(NON)	13,800	453,606

On Assignment, Inc.(NON)	40,645	1,559,549

TrueBlue, Inc.(NON)	33,177	807,860

		3,962,665
Real estate investment trusts (REITs) (1.8%)

Education Realty Trust, Inc.	22,185	784,905

Hersha Hospitality Trust	84,800	548,656

New Residential Investment Corp.	48,550	729,707

Post Properties, Inc.	9,800	557,914

Sovran Self Storage, Inc.	3,456	324,657

		2,945,839
Real estate management and development (0.4%)

RE/MAX Holdings, Inc. Class A	18,000	597,780

		597,780
Road and rail (2.0%)

ArcBest Corp.	15,200	575,928

Quality Distribution, Inc.(NON)	62,364	644,220

Saia, Inc.(NON)	13,400	593,620

Swift Transportation Co.(NON)	52,853	1,375,235

		3,189,003
Semiconductors and semiconductor equipment (5.9%)

Advanced Energy Industries, Inc.(NON)	25,400	651,764

Cavium, Inc.(NON)(S)	4,622	327,330

Ceva, Inc.(NON)	32,235	687,250

Cypress Semiconductor Corp.(NON)	80,616	1,137,488

DSP Group, Inc.(NON)	39,302	470,838

Fairchild Semiconductor International, Inc.(NON)	27,136	493,332

Mellanox Technologies, Ltd. (Israel)(NON)	10,649	482,826

Microsemi Corp.(NON)	17,201	608,915

Monolithic Power Systems, Inc.	9,200	484,380

Power Integrations, Inc.	11,200	583,296

Qorvo, Inc.(NON)	21,192	1,689,002

Semtech Corp.(NON)	9,011	240,098

Synaptics, Inc.(NON)(S)	13,437	1,092,495

Xcerra Corp.(NON)	75,000	666,750

		9,615,764
Software (7.2%)

Aspen Technology, Inc.(NON)	15,606	600,675

AVG Technologies NV (Netherlands)(NON)	12,391	268,265

Glu Mobile, Inc.(NON)	118,476	593,565

Manhattan Associates, Inc.(NON)	16,152	817,453

Mentor Graphics Corp.	54,467	1,308,842

MobileIron, Inc.(NON)	47,100	436,146

Netscout Systems, Inc.(NON)(S)	11,916	522,517

Proofpoint, Inc.(NON)	11,400	675,108

PROS Holdings, Inc.(NON)	16,900	417,599

QAD, Inc. Class A	30,000	726,000

SolarWinds, Inc.(NON)	17,000	871,080

SS&C Technologies Holdings, Inc.	15,117	941,789

Synchronoss Technologies, Inc.(NON)(S)	13,900	659,694

TiVo, Inc.(NON)	26,668	282,947

Tyler Technologies, Inc.(NON)	8,096	975,811

Ultimate Software Group, Inc.(NON)	4,121	700,385

Verint Systems, Inc.(NON)	14,950	925,854

		11,723,730
Specialty retail (2.1%)

ANN, Inc.(NON)	15,973	655,372

Brown Shoe Co., Inc.	22,508	738,262

Children's Place, Inc. (The)	8,400	539,196

Five Below, Inc.(NON)(S)	13,200	469,524

Men's Wearhouse, Inc. (The)	12,400	647,280

Select Comfort Corp.(NON)	12,446	429,014

		3,478,648
Technology hardware, storage, and peripherals (1.2%)

Cray, Inc.(NON)	18,200	511,056

Nimble Storage, Inc.(NON)(S)	17,100	381,501

QLogic Corp.(NON)	72,300	1,065,702

		1,958,259
Textiles, apparel, and luxury goods (1.4%)

Iconix Brand Group, Inc.(NON)(S)	18,400	619,528

Oxford Industries, Inc.	8,300	626,235

Sequential Brands Group, Inc.(NON)	26,926	288,108

Skechers U.S.A., Inc. Class A(NON)	4,600	330,786

Steven Madden, Ltd.(NON)	13,190	501,220

		2,365,877
Thrifts and mortgage finance (1.1%)

BofI Holding, Inc.(NON)(S)	7,972	741,715

Essent Group, Ltd. (Bermuda)(NON)	17,500	418,425

Heritage Financial Group, Inc.	25,908	705,474

		1,865,614
Trading companies and distributors (0.3%)

Beacon Roofing Supply, Inc.(NON)	16,000	500,800

		500,800

Total common stocks (cost $123,521,396)		$163,727,729

SHORT-TERM INVESTMENTS (17.4%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.22%(d)	27,519,050	$27,519,050

Putnam Short Term Investment Fund 0.09%(AFF)	899,662	899,662

Total short-term investments (cost $28,418,712)		$28,418,712

TOTAL INVESTMENTS

Total investments (cost $151,940,108)(b)		$192,146,441

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2014 through March 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $163,288,255.
(b)	The aggregate identified cost on a tax basis is $151,937,301, resulting in gross unrealized appreciation and depreciation of $44,636,291 and $4,427,151, respectively, or net unrealized appreciation of $40,209,140.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$—	$31,056,856	$30,157,194	$592	$899,662
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $27,519,050, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $26,596,572. Certain of these securities were sold prior to the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$23,671,115	$—	$—
Consumer staples	4,162,839	—	—
Energy	6,059,109	—	—
Financials	14,865,403	—	—
Health care	47,442,911	—	—
Industrials	24,840,642	—	—
Information technology	34,631,041	—	—
Materials	6,697,226	—	—
Telecommunication services	1,357,443	—	—
Total common stocks	163,727,729	—	—
Short-term investments	899,662	27,519,050	—

Totals by level	$164,627,391	$27,519,050	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2015